Segmental analysis - Reconcile total operating profit to profit before tax from continuing operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 2,895	£ 2,780	£ 2,870
Finance income	58	54	88
Finance costs	(928)	(1,167)	(1,157)
Share of post-tax results of joint ventures and associates	58	87	40
Profit/(loss) before tax	2,083	1,754	1,841
Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	2,926	3,307	3,442
Finance income	35	70	73
Finance costs	(977)	(1,119)	(1,066)
Share of post-tax results of joint ventures and associates	66	88	40
Profit/(loss) before tax	£ 2,050	£ 2,346	£ 2,489